CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended		6 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Dec. 31, 2011
CONSOLIDATED STATEMENTS OF OPERATIONS [Abstract]
REVENUES	$ 1,350	$ 1,292	$ 1,859	$ 3,278
COST OF REVENUES	547	671	777	1,472
GROSS PROFIT	803	621	1,082	1,806
OPERATING EXPENSES:
Royalties buyout expenses	918		918
Research and development	2,174	834	3,120	1,381
Selling and marketing	1,206	626	1,608	928
General and administrative (including $1,454, $8,542, $869 and $65 of share based compensation for the six month period ended June 30, 2012, and the years ended December 31, 2011, 2010 and 2009, respectively)	1,789	7,398	4,001	9,884
Total operating expenses	5,169	8,858	8,729	12,193
LOSS FROM OPERATIONS	(4,366)	(8,237)	(7,647)	(10,387)
FINANCIAL EXPENSES (INCOME), net:
Expenses (income) related to revaluation of Contingently redeemable warrants, net	(3,569)		(296)
Expenses related to interest on convertible loan and other financial expenses	1,081	39	2,026	147
FINANCIAL EXPENSES (INCOME), net	(2,488)	39	1,730	147
LOSS BEFORE TAX EXPENSES	(1,878)	(8,276)	(9,377)	(10,534)
TAX EXPENSES	42	(43)	49	(18)
NET LOSS	$ (1,920)	$ (8,233)	$ (9,426)	$ (10,516)
NET LOSS PER SHARE - basic and diluted	$ (0.11)	$ (0.49)	$ (0.54)	$ (0.64)
WEIGHTED AVERAGE NUMBER OF ORDINARY SHARES USED IN COMPUTING NET LOSS PER SHARE - basic and diluted	17,727,815	16,674,356	17,401,025	16,374,636